Document and Entity Information	Jan. 24, 2024
Details
Registrant CIK	0001431074
Document Type	8-K
Document Period End Date	Jan. 24, 2024
Entity Registrant Name	BERGIO INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	WY
Entity File Number	333-150029
Entity Tax Identification Number	27-1338257
Entity Address, Address Line One	12 Daniel Road E.
Entity Address, City or Town	Fairfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07004
City Area Code	973
Local Phone Number	227-3230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false